                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21654

                        Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Floating

 Rate Trust

 NQ | August 31, 2017

 Ticker Symbol: PHD

 Principal

 Amount

 USD ($)

 Value

 SENIOR SECURED FLOATING RATE LOAN INTERESTS - 134.3% of Net Assets*(a)

 AUTOMOBILES & COMPONENTS - 5.3%

 Auto Parts & Equipment - 3.9%

 1,601,136

 Allison Transmission, Inc., Term Loan B-3, 3.24% (LIBOR + 200 bps), 9/23/22

 $1,610,682

 1,524,600

 American Axle & Manufacturing, Inc., Tranche B Term Loan, 3.49% (LIBOR + 225 bps), 4/6/24

 1,522,219

 2,352,000

 BBB Industries US Holdings, Inc., First Lien Initial Term Loan, 5.739% (LIBOR + 450 bps), 11/3/21

 2,379,165

 798,050

 Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 3.546% (LIBOR + 225 bps), 11/2/23

 800,829

 1,485,797

 Electrical Components International, Inc., Term Loan, 6.046%

 (LIBOR + 475 bps), 5/28/21

 1,496,477

 395,000

 Horizon Global Corp., 2017 Replacement Term Loan, 5.739%

 (LIBOR + 450 bps), 6/30/21

 399,691

 498,750

 Innovative Xcessories & Services LLC, Term Loan, 6.04%

 (LIBOR + 475 bps), 11/29/22

 503,737

 1,250,000

 Superior Industries International, Inc., Closing Date Term Loan, 5.787% (LIBOR + 450 bps), 3/22/24

 1,237,500

 2,022,996

 Tower Automotive Holdings USA LLC, Initial Term Loan, 4.0%

 (LIBOR + 275 bps), 3/7/24

 2,031,003

 $11,981,303

 Automobile Manufacturers - 1.2%

 396,667

 CH Hold Corp. (aka Caliber Collision), First Lien Initial Term Loan, 4.239% (LIBOR + 300 bps), 2/1/24

 $398,981

 683,201

 Federal-Mogul Corp., Tranche C Term Loan, 4.98% (LIBOR + 375 bps), 4/15/21

 686,048

 804,667

 Octavius Corp. (Winnebago Industries), Tranche B Term Loan, 5.722% (LIBOR + 450 bps), 11/8/23

 813,216

 1,331,760

 TI Group Automotive Systems LLC, Initial US Term Loan, 3.989%

 (LIBOR + 275 bps), 6/30/22

 1,337,587

 466,667

 Visteon Corp., Initial Term Loan, 3.546% (LIBOR + 225 bps), 3/24/24

 468,708

 $3,704,540

 Tires & Rubber - 0.2%

 691,667

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.23%

 (LIBOR + 200 bps), 4/30/19

 $693,684

 Total Automobiles & Components

 $16,379,527

 BANKS - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 440,848

 Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 6.231% (LIBOR + 500 bps), 12/7/20

 $392,355

 Total Banks

 $392,355

 CAPITAL GOODS - 16.9%

 Aerospace & Defense - 5.9%

 1,000,000

 Accudyne Industries Borrower SCA/Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 5.013% (LIBOR + 375 bps), 8/18/24

 $1,002,656

 2,263,625(b)(c)

 ADS Tactical, Inc., Term Loan, 8.796% (LIBOR + 750 bps), 12/31/22

 2,263,625

 1,722,462

 Alion Science and Technology Corp., First Lien Term Loan, 5.739% (LIBOR + 450 bps), 8/19/21

 1,725,691

 1,336,206

 DAE Aviation Holdings, Inc., Initial Term Loan, 4.99% (LIBOR + 375 bps), 7/7/22

 1,346,227

 250,000(d)

 DAE Aviation Holdings, Inc., Term Loan, 7/7/22

 251,875

 1,358,364

 DigitalGlobe, Inc., Term Loan, 3.989% (LIBOR + 275 bps), 1/15/24

 1,358,646

 1,318,365

 DynCorp International, Inc., Term Loan B2, 7.75% (LIBOR + 600 bps), 7/7/20

 1,324,683

 505,151

 Engility Corp. (fka TASC, Inc.), Term B2 Loan, 4.489%

 (LIBOR/PRIME + 325/225-275 bps), 8/14/23

 509,797

 244,380

 IAP Worldwide Services, Inc., First Lien Term Loan, 8.0%

 (LIBOR + 650 bps), 7/18/19

 242,395

 1,750,000(d)

 MacDonald, Dettwiler and Associates, Ltd., Term Loan B, 7/5/24

 1,745,187

 871,241

 Transdigm, Inc., Tranche F Term Loan, 4.239% (LIBOR + 300 bps), 6/9/23

 874,352

 300,000

 Transdigm, Inc., Tranche G Term Loan, 4.264% (LIBOR + 300 bps), 8/22/24

 300,656

 1,833,500

 Turbocombustor Technology, Inc., Initial Term Loan, 5.796%

 (LIBOR + 450 bps), 12/2/20

 1,760,160

 1,471,161

 Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 6.046% (LIBOR + 475 bps), 11/23/19

 1,490,470

 1,778,395

 WP CPP Holdings LLC, First Lien Term B-3 Loan, 4.811%

 (LIBOR + 350 bps), 12/28/19

 1,738,381

Schedule of Investments  |  8/31/17 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 Aerospace & Defense - (continued)

 334,900

 WP CPP Holdings LLC, Second Lien Term B-1 Loan, 9.061%

 (LIBOR + 775 bps), 4/30/21

 $310,620

 $18,245,421

 Building Products - 2.3%

 1,150,438

 Armstrong World Industries, Inc., Term Loan B, 4.012%

 (LIBOR + 275 bps), 3/31/23

 $1,156,909

 1,704,987

 Builders FirstSource, Inc., Refinancing Term Loan, 4.296%

 (LIBOR + 300 bps), 2/29/24

 1,708,895

 306,968

 NCI Building Systems, Inc., Tranche B Term Loan, 4.254%

 (LIBOR + 300 bps), 6/24/22

 308,599

 1,309,359

 Quikrete Holdings, Inc., First Lien Initial Term Loan, 3.989%

 (LIBOR + 275 bps), 11/15/23

 1,306,250

 1,675,800

 Summit Materials LLC, Restatement Effective Date Term Loan, 3.989% (LIBOR + 275 bps), 7/18/22

 1,691,162

 750,000

 Unifrax I LLC, Initial Dollar Term Loan, 5.046% (LIBOR + 375 bps), 4/4/24

 757,031

 $6,928,846

 Construction & Engineering - 0.7%

 1,350,000

 HD Supply Waterworks, Ltd., Initial Term Loan, 4.455%

 (LIBOR + 300 bps), 8/1/24

 $1,358,438

 750,000

 Installed Building Products, Inc., Initial Term Loan, 4.239%

 (LIBOR + 300 bps), 4/15/24

 753,750

 $2,112,188

 Construction Machinery & Heavy Trucks - 1.9%

 807,975

 Clark Equipment Co. (aka Doosan Bobcat, Inc.), Tranche B Term Loan, 4.013% (LIBOR + 275 bps), 5/18/24

 $812,099

 1,750,000

 Commercial Vehicle Group, Inc., Term Loan B, 7.239%

 (LIBOR + 600 bps), 3/30/23

 1,758,750

 1,591,650

 Navistar, Inc., Tranche B Term Loan, 5.24% (LIBOR + 400 bps), 8/7/20

 1,607,235

 834,584

 Terex Corp., Incremental US Term Loan, 3.512% (LIBOR + 225 bps), 1/31/24

 835,106

 940,385

 Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.239% (LIBOR + 300 bps), 3/3/23

 949,201

 $5,962,391

 Electrical Components & Equipment - 1.4%

 1,951,040

 Pelican Products, Inc., First Lien Term Loan, 5.546% (LIBOR + 425 bps), 4/10/20

 $1,964,453

 835,841

 Southwire Company LLC, Initial Term Loan, 3.729% (LIBOR + 250 bps), 2/10/21

 840,368

 1,579,828

 WireCo WorldGroup, Inc., First Lien Initial Term Loan B, 6.817%

 (LIBOR + 550 bps), 9/29/23

 1,596,943

 $4,401,764

 Industrial Conglomerates - 2.7%

 500,000(d)

 AI Aqua Merger Sub, Inc., Incremental Term Loan B, 12/13/23

 $501,875

 897,424

 AVSC Holding Corp., First Lien New Term Loan, 4.788%

 (LIBOR + 350 bps), 4/29/24

 897,424

 221,639

 CeramTec Service GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.067% (LIBOR + 275 bps), 8/30/20

 222,401

 730,803

 CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.067% (LIBOR + 275 bps), 8/30/20

 733,315

 90,776

 CeramTec Service GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.067% (LIBOR + 275 bps), 8/30/20

 91,088

 373,125

 Culligan NewCo, Ltd., First Lien Tranche B-1 Term Loan, 5.229%

 (LIBOR + 400 bps), 12/13/23

 374,524

 1,265,811

 DTI Holdco, Inc., Initial Term Loan, 6.561% (LIBOR + 525 bps), 10/2/23

 1,225,726

 1,232,058

 Filtration Group Corp., First Lien Term Loan, 4.257% (LIBOR + 300 bps), 11/23/20

 1,241,684

 656,165

 Gates Global LLC, Initial B-1 Dollar Term Loan, 4.546%

 (LIBOR + 325 bps), 4/1/24

 659,408

 500,000

 Hyster-Yale Group, Inc., Term Loan, 5.239% (LIBOR + 400 bps), 5/30/23

 504,063

 922,525

 Milacron LLC, Term B Loan, 4.239% (LIBOR + 300 bps), 9/28/23

 925,985

 846,124

 ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 5.275% (LIBOR + 400 bps), 11/20/23

 857,582

 $8,235,075

 Industrial Machinery - 1.9%

 188,100

 Blount International, Inc., Initial Term Loan, 6.236% (LIBOR + 500 bps), 4/12/23

 $190,099

 923,469

 Columbus McKinnon Corp., Initial Term Loan, 4.299%

 (LIBOR + 300 bps), 1/31/24

 930,672

 1,156,843

 Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 4.012%

 (LIBOR + 275 bps), 7/30/24

 1,156,946

 1,950,200

 Mueller Water Products, Inc., Initial Term Loan, 3.757%

 (LIBOR + 250 bps), 11/25/21

 1,964,826

 Principal

 Amount

 USD ($)

 Value

 Industrial Machinery - (continued)

 1,718,791

 NN, Inc., Tranche B Term Loan, 5.489% (LIBOR + 425 bps), 10/19/22

 $1,721,746

 $5,964,289

 Trading Companies & Distributors - 0.1%

 405,946

 WESCO Distribution, Inc., Tranche B-1 Term Loan, 4.239%

 (LIBOR/PRIME + 300/200 bps), 12/12/19

 $407,722

 Total Capital Goods

 $52,257,696

 COMMERCIAL & PROFESSIONAL SERVICES - 3.7%

 Diversified Support Services - 0.4%

 300,000

 Asurion LLC (fka Asurion Corp.), Replacement B-5 Term Loan, 4.239% (LIBOR + 300 bps), 11/3/23

 $301,741

 458,290

 KAR Auction Services, Inc., Tranche B-4 Term Loan, 3.563%

 (LIBOR + 225 bps), 3/11/21

 461,440

 599,159

 KAR Auction Services, Inc., Tranche B-5 Term Loan, 3.813%

 (LIBOR + 250 bps), 3/9/23

 603,154

 $1,366,335

 Environmental & Facilities Services - 1.6%

 886,948

 Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 3.944% (LIBOR + 275 bps), 11/10/23

 $893,393

 548,026

 Infiltrator Water Technologies LLC, Term B-1 Loan, 4.796%

 (LIBOR + 350 bps), 5/27/22

 553,164

 1,075,573

 Waste Industries USA, Inc., Term B Loan, 3.989% (LIBOR + 275 bps), 2/27/20

 1,079,606

 573,313

 Wastequip LLC, Term Loan, 5.739% (LIBOR + 450 bps), 8/9/19

 575,463

 1,728,738

 WCA Waste Systems, Inc., Initial Term Loan, 3.981%

 (LIBOR + 275 bps), 8/11/23

 1,733,871

 $4,835,497

 Human Resource & Employment Services - 0.2%

 511,663

 On Assignment, Inc., Tranche B-3 Term Loan, 3.239%

 (LIBOR + 200 bps), 6/3/22

 $514,221

 Office Services & Supplies - 0.3%

 350,000(d)

 Diamond (BC) BV, Term Loan, 7/25/24

 $348,797

 643,512

 West Corp., Refinanced Term B-12 Loan, 3.759% (LIBOR + 250 bps), 6/17/23

 643,714

 $992,511

 Security & Alarm Services - 1.2%

 931,126

 Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 5.046% (LIBOR + 375 bps), 7/28/22

 $932,581

 1,281,483

 GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.315% (LIBOR/PRIME + 400/300 bps), 5/24/24

 1,295,099

 1,606,388

 Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 3.989% (LIBOR + 275 bps), 5/2/22

 1,617,432

 $3,845,112

 Total Commercial & Professional Services

 $11,553,676

 CONSUMER DURABLES & APPAREL - 2.2%

 Homefurnishing Retail - 0.9%

 1,874,076

 Serta Simmons Bedding LLC, First Lien Initial Term Loan, 4.801% (LIBOR + 350 bps), 11/8/23

 $1,826,755

 901,867

 Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 9.312% (LIBOR + 800 bps), 11/8/24

 881,575

 $2,708,330

 Housewares & Specialties - 0.9%

 720,799

 Prestige Brands, Inc., Term B-4 Loan, 3.989% (LIBOR + 275 bps), 1/26/24

 $723,896

 2,035,592

 Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.239% (LIBOR + 300 bps), 2/5/23

 2,040,681

 $2,764,577

 Leisure Products - 0.4%

 1,000,000

 Bass Pro Group LLC, Initial Term Loan, 6.296% (LIBOR + 500 bps), 12/15/23

 $956,875

 325,738

 Bombardier Recreational Products, Inc., Term B Loan, 4.24%

 (LIBOR + 300 bps), 6/30/23

 328,122

 $1,284,997

 Total Consumer Durables & Apparel

 $6,757,904

 CONSUMER SERVICES - 9.9%

 Casinos & Gaming - 1.4%

 300,000

 CityCenter Holdings LLC, Term B Loan, 3.734% (LIBOR + 250 bps), 4/18/24

 $301,031

 748,125

 Eldorado Resorts, Inc., Term Loan, 3.563% (LIBOR + 225 bps), 4/17/24

 747,345

 2,840,916(d)

 Scientific Games International, Inc., Initial Term B-4 Loan, 8/14/24

 2,867,041

 480,738

 Station Casinos LLC, Term B Facility Loan, 3.74% (LIBOR + 250 bps), 6/8/23

 481,039

 $4,396,456

 Principal

 Amount

 USD ($)

 Value

 Education Services - 3.6%

 3,387,925

 Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 3.489% (LIBOR + 225 bps), 11/7/23

 $3,408,395

 1,797,285

 Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.481% (LIBOR + 425 bps), 6/7/23

 1,679,820

 1,719,506

 KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 5.046%

 (LIBOR + 375 bps), 8/12/22

 1,722,730

 1,680,091

 Laureate Education, Inc., Series 2024 Term Loan, 5.739%

 (LIBOR + 450 bps), 4/26/24

 1,689,279

 2,486,520

 Nord Anglia Education Finance LLC, Initial Term Loan, 4.702%

 (LIBOR + 350 bps), 3/31/21

 2,490,145

 $10,990,369

 Hotels, Resorts & Cruise Lines - 0.5%

 539,680

 Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.234%

 (LIBOR + 200 bps), 10/25/23

 $542,225

 1,143,260

 Sabre GLBL, Inc. (fka Sabre, Inc.), 2017 B-1 Incremental Term Loan, 3.486% (LIBOR + 225 bps), 2/22/24

 1,148,440

 $1,690,665

 Leisure Facilities - 1.6%

 833,000

 Cedar Fair LP, US Term B Loan, 3.489% (LIBOR + 225 bps), 4/13/24

 $840,185

 1,822,083

 Fitness International LLC, Term B Loan, 5.489% (LIBOR + 425 bps), 7/1/20

 1,844,859

 855,887

 Life Time Fitness, Inc., 2017 Refinancing Term Loan, 4.317%

 (LIBOR + 300 bps), 6/10/22

 859,364

 1,286,450

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.241%

 (LIBOR/PRIME + 200/100 bps), 6/30/22

 1,293,083

 $4,837,491

 Restaurants - 1.6%

 1,490,653

 1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 3.511% (LIBOR + 225 bps), 2/16/24

 $1,490,343

 1,319,583

 Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 3.984% (LIBOR + 275 bps), 10/4/23

 1,317,109

 250,000

 NPC International, Inc., First Lien Intital Term Loan, 4.736%

 (LIBOR + 350 bps), 4/19/24

 251,875

 1,945,000

 Red Lobster Management LLC, First Lien Initial Term Loan, 6.486% (LIBOR + 525 bps), 7/28/21

 1,964,450

 $5,023,777

 Specialized Consumer Services - 1.2%

 2,000,000

 Constellis Holdings LLC, First Lien Term B Loan, 6.296%

 (LIBOR + 500 bps), 4/21/24

 $1,989,688

 1,393,249

 Creative Artists Agency LLC, Refinancing Term Loan, 4.727%

 (LIBOR + 350 bps), 2/15/24

 1,403,916

 376,922

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.529% (LIBOR + 325 bps), 4/2/20

 369,266

 $3,762,870

 Total Consumer Services

 $30,701,628

 DIVERSIFIED FINANCIALS - 3.7%

 Asset Management & Custody Banks - 0.5%

 1,483,660

 Vistra Group, Ltd., USD Term Loan, 4.989% (LIBOR + 375 bps), 10/26/22

 $1,465,115

 Consumer Finance - 0.3%

 1,065,876

 Trans Union LLC, 2017 Replacement Term B-3 Loan, 3.239%

 (LIBOR + 200 bps), 4/10/23

 $1,068,731

 Diversified Capital Markets - 0.3%

 721,875

 Freedom Mortgage Corp., Initial Term Loan, 6.956% (LIBOR + 550 bps), 2/23/22

 $733,154

 342,128

 Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 3.481% (LIBOR + 225 bps), 3/18/24

 344,622

 $1,077,776

 Investment Banking & Brokerage - 0.8%

 1,173,638

 Duff & Phelps Corp., Initial Term Loan, 5.046% (LIBOR + 375 bps), 4/23/20

 $1,183,907

 632,114

 Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 3.984% (LIBOR + 275 bps), 7/21/23

 636,954

 498,750

 LPL Holdings, Inc., Initial Term Loan, 3.825% (LIBOR + 250 bps), 3/11/24

 501,555

 $2,322,416

 Other Diversified Financial Services - 0.9%

 324,373

 Delos Finance S.a.r.l., New Term Loan, 3.296% (LIBOR + 200 bps), 10/6/23

 $325,927

 736,843

 Fly Funding II S.a.r.l., Term Loan, 3.561% (LIBOR + 225 bps), 2/9/23

 737,918

 Principal

 Amount

 USD ($)

 Value

 Other Diversified Financial Services - (continued)

 1,968,000

 Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.546% (LIBOR + 425 bps), 4/18/19

 $1,864,680

 $2,928,525

 Specialized Finance - 0.9%

 1,223,674

 DBRS, Ltd., Initial Term Loan, 6.567% (LIBOR + 525 bps), 3/4/22

 $1,214,497

 1,500,000

 Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 6.49% (LIBOR + 525 bps), 4/29/24

 1,511,250

 $2,725,747

 Total Diversified Financials

 $11,588,310

 ENERGY - 4.0%

 Oil & Gas Drilling - 1.1%

 1,000,000

 Gavilan Resources LLC, Second Lien Initial Term Loan, 7.231%

 (LIBOR + 600 bps), 3/1/24

 $947,500

 2,600,000

 Jonah Energy LLC, Second Lien Initial Term Loan, 7.739%

 (LIBOR + 650 bps), 5/12/21

 2,541,500

 $3,489,000

 Oil & Gas Equipment & Services - 0.3%

 1,630,361

 FR Dixie Acquisition Corp., Term Loan, 6.067% (LIBOR + 475 bps), 12/18/20

 $1,059,735

 Oil & Gas Exploration & Production - 0.8%

 1,000,000

 California Resources Corp., Term Loan, 11.603% (LIBOR + 1,038 bps), 12/31/21

 $1,060,000

 1,000,000

 Chesapeake Energy Corp., Term Loan Class A, 8.814%

 (LIBOR + 750 bps), 8/23/21

 1,070,000

 249,375

 MEG Energy Corp., Initial Term Loan, 4.734% (LIBOR + 350 bps), 12/31/23

 247,723

 $2,377,723

 Oil & Gas Refining & Marketing - 0.3%

 891,771

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3.239%

 (LIBOR + 200 bps), 5/25/23

 $899,462

 Oil & Gas Storage & Transportation - 1.1%

 1,400,000

 Energy Transfer Equity LP, Term Loan, 3.981% (LIBOR + 275 bps), 2/2/24

 $1,405,625

 2,095,810

 Gulf Finance LLC, Tranche B Term Loan, 6.55% (LIBOR + 525 bps), 8/25/23

 1,922,906

 $3,328,531

 Pipeline - 0.4%

 1,300,000

 Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.239% (LIBOR + 600 bps), 5/13/22

 $1,319,500

 Total Energy

 $12,473,951

 FOOD & STAPLES RETAILING - 1.5%

 Food Distributors - 0.9%

 894,505

 CTI Foods Holding Co., LLC, First Lien Term Loan, 4.74%

 (LIBOR + 350 bps), 6/29/20

 $841,953

 1,000,000

 CTI Foods Holding Co., LLC, Second Lien Term Loan, 8.49%

 (LIBOR + 725 bps), 6/28/21

 815,000

 1,113,157

 Mill US Acquisition, First Lien Term Loan, 5.3% (LIBOR + 400 bps), 7/3/20

 1,077,676

 $2,734,629

 Food Retail - 0.6%

 1,385,902

 Albertson's LLC, 2017-1 Term B-6 Loan, 4.317% (LIBOR + 300 bps), 6/22/23

 $1,349,234

 469,088

 Packers Holdings LLC, Term Loan, 4.727% (LIBOR + 350 bps), 12/2/21

 473,778

 $1,823,012

 Total Food & Staples Retailing

 $4,557,641

 FOOD, BEVERAGE & TOBACCO - 4.6%

 Agricultural Products - 0.4%

 1,153,345

 NVA Holdings, Inc., First Lien Term B-2 Loan, 4.796%

 (LIBOR + 350 bps), 8/14/21

 $1,161,635

 Packaged Foods & Meats - 4.2%

 1,637,625

 Amplify Snack Brands, Inc., Term Loan, 6.74% (LIBOR + 550 bps), 9/2/23

 $1,627,390

 500,000

 Chobani LLC (Chobani Idaho LLC), First Lien Closing Date Term Loan, 5.489% (LIBOR + 425 bps), 10/10/23

 504,896

 1,000,000

 Del Monte Foods, Inc., Second Lien Initial Term Loan, 8.69%

 (LIBOR + 725 bps), 8/18/21

 590,000

 1,236,551

 Dole Food Co., Inc., Tranche B Term Loan, 4.001% (LIBOR + 275 bps), 4/6/24

 1,242,133

 1,450,000(d)

 Give and Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 7/29/23

 1,458,610

 1,692,650

 Hearthside Group Holdings LLC, 2017 Replacement Term Loan, 4.239% (LIBOR + 300 bps), 6/2/21

 1,701,819

 Principal

 Amount

 USD ($)

 Value

 Packaged Foods & Meats - (continued)

 987,525

 JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 3.804% (LIBOR/PRIME + 250/150 bps), 10/30/22

 $981,199

 1,936,072

 Pinnacle Foods Finance LLC, Initial Term Loan, 3.232%

 (LIBOR + 200 bps), 2/2/24

 1,943,735

 1,500,000

 Post Holdings, Inc., Series A Incremental Term Loan, 3.49%

 (LIBOR + 225 bps), 5/24/24

 1,504,999

 1,458,750

 Shearer's Foods LLC, First Lien Term Loan, 5.234% (LIBOR + 394 bps), 6/30/21

 1,456,318

 $13,011,099

 Total Food, Beverage & Tobacco

 $14,172,734

 HEALTH CARE EQUIPMENT & SERVICES - 13.7%

 Health Care Equipment - 0.4%

 1,243,750

 Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 3.796% (LIBOR + 250 bps), 10/25/23

 $1,248,414

 Health Care Facilities - 3.4%

 1,068,625

 Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 3.982%

 (LIBOR + 275 bps), 2/16/23

 $1,080,513

 1,292,000

 ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.801% (LIBOR + 450 bps), 5/10/23

 1,304,920

 197,740

 CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 4.067% (LIBOR + 275 bps), 12/31/19

 197,632

 756,447

 CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.317% (LIBOR + 300 bps), 1/27/21

 754,961

 1,387,773

 Iasis Healthcare LLC, Term B-3 Loan, 5.296% (LIBOR + 400 bps), 2/17/21

 1,397,835

 1,967,926

 Kindred Healthcare, Inc., Incremental Term Loan, 4.813%

 (LIBOR + 350 bps), 4/9/21

 1,968,849

 1,029,730

 Quorum Health Corp., Term Loan, 8.065% (LIBOR + 675 bps), 4/29/22

 1,039,384

 1,407,125

 Select Medical Corp., Tranche B Term Loan, 4.81%

 (LIBOR/PRIME + 350/250 bps), 3/6/24

 1,422,650

 1,319,779

 Vizient, Inc., Term B-3 Loan, 4.739% (LIBOR + 350 bps), 2/13/23

 1,336,772

 $10,503,516

 Health Care Services - 6.3%

 970,000

 Aegis Toxicology Sciences Corp., First Lien Initial Term Loan, 5.789% (LIBOR + 450 bps), 2/24/21

 $968,383

 1,098,572

 Alliance Healthcare Services, Inc., Initial Term Loan, 4.533%

 (LIBOR + 325 bps), 6/3/19

 1,099,030

 261,603

 Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 6.796% (LIBOR + 550 bps), 8/4/21

 262,912

 1,499,915(e)

 CCS Medical, Inc., Second Lien Term Loan, 13.25%

 (13.25% PIK 0.0% cash) (PRIME + 900 bps), 5/1/18

 22,499

 862,314

 DaVita HealthCare Partners, Inc., Term Loan B2, 3.989%

 (LIBOR + 275 bps), 6/24/21

 869,321

 2,091,896

 Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 4.3% (LIBOR + 300 bps), 12/1/23

 2,109,154

 893,261

 ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 4.489% (LIBOR + 325 bps), 7/27/23

 899,124

 1,455,000

 Genex Holdings, Inc., First Lien Term B Loan, 5.489%

 (LIBOR + 425 bps), 5/28/21

 1,457,728

 1,290,250

 Genoa Healthcare Co., LLC, First Lien Term Loan, 4.514%

 (LIBOR + 325 bps), 10/28/23

 1,297,508

 100,000

 Genoa Healthcare Co., LLC, Second Lien Initial Term Loan, 9.239% (LIBOR + 800 bps), 10/28/24

 101,083

 609,787

 GHX Ultimate Parent Corp., First Lien Initial Term Loan, 4.546%

 (LIBOR + 325 bps), 6/28/24

 610,168

 1,476,203

 HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.317%

 (LIBOR + 500 bps), 4/7/22

 1,489,119

 1,107,617

 Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I), 2017 Term Loan, 4.019% (LIBOR + 275 bps), 8/18/22

 1,112,671

 489,907

 MPH Acquisition Holdings LLC, Initial Term Loan, 4.296%

 (LIBOR + 300 bps), 6/7/23

 492,488

 1,231,144

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.296%

 (LIBOR + 300 bps), 1/31/21

 1,239,800

 1,312,247

 nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 5.739% (LIBOR + 450 bps), 10/20/22

 1,323,320

 1,980,000

 Prospect Medical Holdings, Inc., Term Loan, 7.25% (LIBOR + 600 bps), 6/30/22

 2,013,413

 498,750

 Team Health Holdings, Inc., Initial Term Loan, 3.989%

 (LIBOR + 275 bps), 2/6/24

 494,074

 1,769,931

 US Renal Care, Inc., First Lien Initial Term Loan, 5.546%

 (LIBOR + 425 bps), 12/30/22

 1,738,957

 $19,600,752

 Health Care Supplies - 1.9%

 1,132,622

 Alere, Inc., Term Loan B, 4.49% (LIBOR + 325 bps), 6/20/22

 $1,134,480

 Principal

 Amount

 USD ($)

 Value

 Health Care Supplies - (continued)

 1,169,938

 Greatbatch, Ltd., New Term B Loan, 4.73% (LIBOR + 350 bps), 10/27/22

 $1,174,617

 930,550

 Halyard Health, Inc., Term Loan, 3.989% (LIBOR + 275 bps), 11/1/21

 938,986

 675,000

 Kinetic Concepts, Inc., Dollar Term Loan, 4.546% (LIBOR + 325 bps), 2/2/24

 670,078

 1,812,831

 Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 4.239% (LIBOR + 300 bps), 5/15/22

 1,813,399

 $5,731,560

 Health Care Technology - 1.5%

 1,582,193

 Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 3.989% (LIBOR + 275 bps), 3/1/24

 $1,584,939

 1,125,775(b)(c)

 Medical Card System, Inc., Term Loan, 1.5% (LIBOR + 50 bps), 5/31/19

 731,754

 1,212,219

 MJ Acquisition Corp., Term Loan, 4.211%

 (LIBOR/PRIME + 300/200 bps), 6/1/22

 1,222,410

 1,146,750

 Press Ganey Holdings, Inc., Initial Term Loan, 4.489%

 (LIBOR + 325 bps), 10/23/23

 1,152,843

 $4,691,946

 Managed Health Care - 0.2%

 349,456(f)

 MMM Holdings, Inc., MMM Term Loan, 10.25% (LIBOR + 875 bps), 6/30/19

 $342,466

 254,053(f)

 MSO of Puerto Rico, Inc., Term Loan, 10.25% (LIBOR + 875 bps), 6/30/19

 248,972

 $591,438

 Total Health Care Equipment & Services

 $42,367,626

 HOUSEHOLD & PERSONAL PRODUCTS - 3.5%

 Cleaning Products - 0.5%

 500,000

 Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.046%

 (LIBOR + 475 bps), 6/30/24

 $502,084

 1,000,000

 Parfums Holding Co., Inc., Second Lien Initial Term Loan, 10.05% (LIBOR + 875 bps), 6/30/25

 989,167

 $1,491,251

 Household Products - 1.9%

 1,500,000(d)

 Alphabet Holding Co., Inc. (aka Nature's Bounty), Term Loan, 9/15/25

 $1,495,000

 500,000(d)

 Alphabet Holding Co., Inc. (aka Nature's Bounty), Term Loan B, 9/15/24

 497,187

 892,500

 Redbox Automated Retail LLC, First Lien Term B Loan, 8.787%

 (LIBOR + 750 bps), 9/27/21

 898,078

 963,387

 Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 3.313% (LIBOR + 200 bps), 6/23/22

 968,927

 73,025

 Wash Multifamily Parent, Inc., First Lien Initial Canadian Term Loan, 4.489% (LIBOR + 325 bps), 5/16/22

 73,116

 416,974

 Wash Multifamily Parent, Inc., First Lien Initial US Term Loan, 4.489% (LIBOR + 325 bps), 5/16/22

 417,496

 1,500,000

 WKI Holding Co., Inc., Initial Term Loan, 5.311% (LIBOR + 400 bps), 5/1/24

 1,515,000

 $5,864,804

 Personal Products - 1.1%

 497,455

 Atrium Innovations, Inc., First Lien Initial Tranche B-1 Term Loan, 4.796% (LIBOR + 350 bps), 2/15/21

 $499,528

 1,480,606

 Nature's Bounty Co. (aka NBTY, Inc.), Dollar Term B-1 Loan, 4.796% (LIBOR + 350 bps), 5/5/23

 1,479,416

 1,641,864

 Revlon Consumer Products Corp., Initial Term Loan B, 4.739%

 (LIBOR + 350 bps), 9/7/23

 1,482,076

 $3,461,020

 Total Household & Personal Products

 $10,817,075

 INSURANCE - 3.1%

 Insurance Brokers - 0.3%

 975,111

 NFP Corp., Term B Loan, 4.796% (LIBOR + 350 bps), 1/8/24

 $982,222

 Life & Health Insurance - 0.6%

 1,625,720

 Integro, Ltd., Initial Term Loan, 7.056% (LIBOR + 575 bps), 10/31/22

 $1,624,704

 Multi-Line Insurance - 0.2%

 655,823

 Alliant Holdings I LLC, Term Loan B, 4.564% (LIBOR + 325 bps), 8/12/22

 $657,053

 Property & Casualty Insurance - 2.0%

 1,647,875

 Acrisure LLC, First Lien Term B Loan, 6.296% (LIBOR + 500 bps), 11/22/23

 $1,674,653

 500,000

 Confie Seguros Holding II Co., Second Lien Term Loan, 11.046%

 (LIBOR + 975 bps), 5/8/19

 493,125

 2,391,363

 Confie Seguros Holding II Co., Term B Loan, 6.739% (LIBOR + 550 bps), 4/19/22

 2,372,232

 Principal

 Amount

 USD ($)

 Value

 Property & Casualty Insurance - (continued)

 1,670,000

 USI, Inc. (fka Compass Investors, Inc.), Initial Term Loan, 4.314%

 (LIBOR + 300 bps), 5/16/24

 $1,663,216

 $6,203,226

 Total Insurance

 $9,467,205

 MATERIALS - 15.1%

 Commodity Chemicals - 0.4%

 1,337,089

 Tronox Pigments (Netherlands) BV, New Term Loan, 4.796%

 (LIBOR + 350 bps), 3/19/20

 $1,343,195

 Construction Materials - 1.3%

 997,375

 84 Lumber Co., Initial Term Loan, 6.984% (LIBOR + 575 bps), 10/25/23

 $1,011,712

 1,241,869

 American Bath Group LLC, First Lien Replacement Term Loan, 6.546% (LIBOR + 525 bps), 9/30/23

 1,252,735

 498,750

 American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, 3.739% (LIBOR + 250 bps), 10/31/23

 500,309

 500,000

 Associated Asphalt Partners LLC, Tranche B Term Loan, 6.489%

 (LIBOR + 525 bps), 4/5/24

 500,000

 875,000

 Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 3.989% (LIBOR + 275 bps), 6/27/24

 877,188

 $4,141,944

 Diversified Chemicals - 3.3%

 821,654

 Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 4.567% (LIBOR + 325 bps), 9/13/23

 $824,735

 619,025

 Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 4.567% (LIBOR + 325 bps), 9/13/23

 621,346

 1,266,246

 Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-2 Dollar Loan, 3.296% (LIBOR + 200 bps), 6/1/24

 1,271,126

 1,217,779

 Azelis Finance SA (Azelis US Holdings, Inc.), First Lien Dollar Term Loan, 5.546% (LIBOR + 425 bps), 12/16/22

 1,228,434

 1,683,043

 Nexeo Solutions LLC, Term B Loan, 5.058% (LIBOR + 375 bps), 6/9/23

 1,696,717

 567,362

 Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Dollar Term Loan, 3.796% (LIBOR + 250 bps), 7/25/21

 571,617

 609,878

 Plaskolite LLC, First Lien Term Loan, 5.296% (LIBOR + 400 bps), 11/3/22

 614,453

 179,310

 Royal Holdings, Inc., Second Lien Initial Term Loan, 8.796%

 (LIBOR + 750 bps), 6/19/23

 179,647

 1,361,963

 Tata Chemicals North America, Term Loan, 4.063% (LIBOR + 275 bps), 8/7/20

 1,371,327

 1,803,002

 Univar USA, Inc., Term B-2 Loan, 3.989% (LIBOR + 275 bps), 7/1/22

 1,810,185

 $10,189,587

 Diversified Metals & Mining - 1.4%

 1,736,875

 Global Brass and Copper, Inc., Initial Term Loan, 4.5%

 (LIBOR + 325 bps), 7/18/23

 $1,743,345

 967,500

 Hi-Crush Partners LP, Advance, 5.046% (LIBOR + 375 bps), 4/28/21

 952,584

 790,000

 Oxbow Carbon LLC (Oxbow Calcining LLC), Tranche B Term Loan, 4.739% (LIBOR + 350 bps), 1/17/20

 795,925

 987,840

 US Silica Co., Term Loan, 4.313% (LIBOR + 300 bps), 7/23/20

 987,840

 $4,479,694

 Fertilizers & Agricultural Chemicals - 0.6%

 1,715,000

 Methanol Holdings (Trinidad), Ltd. (Methanol Holdings (Delaware) LLC), Initial Term Loan, 4.739% (LIBOR + 350 bps), 6/30/22

 $1,723,040

 Metal & Glass Containers - 2.6%

 1,004,333

 Berry Global, Inc. (fka Berry Plastics Corp.), Term M Loan, 3.486% (LIBOR + 225 bps), 10/1/22

 $1,005,824

 959,006

 BWay Holding Co., Initial Term Loan, 4.481% (LIBOR + 325 bps), 4/3/24

 961,404

 1,441,578

 Coveris Holdings SA (fka Exopack Holdings SA), USD Term B-1 Loan, 5.546% (LIBOR + 425 bps), 6/29/22

 1,445,407

 1,314,935

 Tank Holding Corp., Initial Term Loan, 5.546%

 (LIBOR/PRIME + 425/325 bps), 3/16/22

 1,321,509

 1,911,000

 Tekni-Plex, Inc., USD Term Loan, 4.811% (LIBOR + 350 bps), 6/1/22

 1,916,574

 1,250,000

 Twist Beauty International Holdings SA, Facility B, 5.163%

 (LIBOR + 375 bps), 4/22/24

 1,248,437

 $7,899,155

 Paper Packaging - 1.2%

 1,527,012

 Caraustar Industries, Inc., Refinancing Term Loan, 6.796%

 (LIBOR + 550 bps), 3/14/22

 $1,525,484

 1,017,313

 Expera Specialty Solutions LLC, Term Loan B, 5.989%

 (LIBOR + 475 bps), 11/3/23

 1,023,671

 Principal

 Amount

 USD ($)

 Value

 Paper Packaging - (continued)

 1,162,438

 Onex Wizard Acquisition Co. I S.a.r.l. (aka SIG Combibloc Group), Term Loan, 4.239% (LIBOR + 300 bps), 3/11/22

 $1,169,631

 $3,718,786

 Paper Products - 0.6%

 1,307,407

 Ranpak Corp., Second Lien Initial Term Loan, 8.478%

 (LIBOR + 725 bps), 10/3/22

 $1,300,870

 569,039

 Ranpak Corp., Tranche B-1 USD Term Loan, 4.489% (LIBOR + 325 bps), 10/1/21

 570,462

 $1,871,332

 Specialty Chemicals - 1.8%

 1,462,013

 Ferro Corp., US Dollar Term Loan, 3.739% (LIBOR + 250 bps), 2/14/24

 $1,468,867

 1,172,799

 MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-6 Term Loan, 4.045% (LIBOR + 300 bps), 6/7/23

 1,179,711

 1,584,000

 Omnova Solutions, Inc., Term B-2 Loan, 5.489% (LIBOR + 425 bps), 8/25/23

 1,599,840

 1,351,950

 PQ Corp., Second Amendment Tranche B-1 Term Loan, 4.562%

 (LIBOR + 325 bps), 11/4/22

 1,362,089

 $5,610,507

 Steel - 1.9%

 1,970,333

 Atkore International, Inc., First Lien Initial Incremental Term Loan, 4.3% (LIBOR + 300 bps), 12/22/23

 $1,981,723

 1,000,000(d)

 Big River Steel LLC, Closing Date Term Loan, 8/23/23

 1,010,000

 862,898

 TMS International Corp. (aka Tube City IMS Corp.), Term B-1 Loan, 4.309% (LIBOR + 300 bps), 8/14/24

 867,213

 1,958,782

 Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.039% (LIBOR + 275 bps), 6/14/21

 1,971,330

 $5,830,266

 Total Materials

 $46,807,506

 MEDIA - 11.5%

 Advertising - 1.2%

 1,691,000

 CB Poly Investments LLC, First Lien Closing Date Term Loan, 1.239% (LIBOR + 0 bps), 8/16/23

 $1,707,910

 611,200

 Checkout Holding Corp., First Lien Term B Loan, 4.739%

 (LIBOR + 350 bps), 4/9/21

 525,913

 1,957,750

 Crossmark Holdings, Inc., First Lien Term Loan, 4.796%

 (LIBOR + 350 bps), 12/20/19

 1,423,040

 $3,656,863

 Broadcasting - 4.7%

 762,191

 A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 4.49% (LIBOR + 325 bps), 12/1/23

 $767,907

 1,028,302

 Beasley Mezzanine Holdings LLC, Initial Term Loan, 7.239%

 (LIBOR + 600 bps), 11/1/23

 1,041,370

 195,000(d)

 CBS Radio, Inc., Term B-1 Loan, 10/17/23

 197,194

 498,750

 CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.478% (LIBOR + 225 bps), 7/17/25

 497,464

 377,943

 Entercom Radio LLC, Term B Loan, 4.715%

 (LIBOR/PRIME + 350/250 bps), 11/1/23

 379,313

 530,088

 Gray Television, Inc., Term B-2 Loan, 3.731% (LIBOR + 250 bps), 2/7/24

 533,401

 709,167

 Hubbard Radio LLC, Term Loan, 4.49% (LIBOR + 325 bps), 5/27/22

 710,940

 1,843,200

 MCC Iowa LLC, Tranche H Term Loan, 3.7% (LIBOR + 250 bps), 1/29/21

 1,857,024

 2,625,750

 MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 7.049% (LIBOR + 575 bps), 8/13/21

 2,494,462

 525,000(d)

 Raycom TV Broadcasting LLC, Term Loan B, 8/16/24

 527,625

 1,977,661

 Sinclair Television Group, Inc., Tranche B Term Loan, 3.49%

 (LIBOR + 225 bps), 1/3/24

 1,983,224

 1,238,842

 Townsquare Media, Inc., Additional Term B Loan, 4.296%

 (LIBOR + 300 bps), 4/1/22

 1,244,262

 2,111,019

 Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 3.989% (LIBOR + 275 bps), 3/15/24

 2,097,970

 $14,332,156

 Cable & Satellite - 1.6%

 350,000

 Cable One, Inc., Incremental Term B-1 Loan, 3.57% (LIBOR + 225 bps), 5/1/24

 $351,750

 1,963,200

 Charter Communications Operating LLC (aka CCO Safari LLC), Term F-1 Loan, 3.24% (LIBOR + 200 bps), 1/3/21

 1,970,970

 425,000

 Telenet Financing USD LLC, Term Loan AI Facility, 3.977%

 (LIBOR + 275 bps), 6/30/25

 426,366

 1,075,000

 UPC Financing Partnership , Facility AP, 3.977% (LIBOR + 275 bps), 4/15/25

 1,078,808

 Principal

 Amount

 USD ($)

 Value

 Cable & Satellite - (continued)

 1,117,713

 Virgin Media Bristol LLC, Facility I, 3.977% (LIBOR + 275 bps), 1/31/25

 $1,121,556

 $4,949,450

 Movies & Entertainment - 1.7%

 1,137,645

 AMC Entertainment, Inc., Initial Term Loan, 3.478% (LIBOR + 225 bps), 12/15/22

 $1,134,801

 1,000,000

 CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), Second Lien Initial Term Loan, 9.546% (LIBOR + 825 bps), 7/10/23

 1,006,250

 352,941

 Kasima LLC, Term Loan, 3.795% (LIBOR + 250 bps), 5/17/21

 355,882

 475,626

 Live Nation Entertainment, Inc., Term B-3 Loan, 3.5%

 (LIBOR + 225 bps), 10/31/23

 478,227

 1,056,000

 Seminole Hard Rock Entertainment, Inc., Term Loan, 4.046%

 (LIBOR + 275 bps), 5/14/20

 1,060,840

 1,275,132

 WMG Acquisition Corp., Tranche D Term Loan, 3.736% (LIBOR + 250 bps), 11/1/23

 1,278,161

 $5,314,161

 Publishing - 2.3%

 729,699

 DH Publishing LP, Term B-5 Loan, 3.731% (LIBOR + 250 bps), 8/21/23

 $732,622

 859,232

 Houghton Mifflin Holdings, Inc., Term Loan, 4.239% (LIBOR + 300 bps), 5/28/21

 831,307

 74,700

 Lee Enterprises, Inc., First Lien Term Loan, 7.489% (LIBOR + 625 bps), 3/31/19

 75,074

 2,970,000

 McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.239% (LIBOR + 400 bps), 5/4/22

 2,924,832

 738,705

 Quincy Newspapers, Inc., Term Loan B, 4.501%

 (LIBOR/PRIME + 325/225 bps), 11/2/22

 742,399

 1,240,724

 Springer SBM Two GmbH, Initial Term B9 Loan, 4.796%

 (LIBOR + 350 bps), 8/14/20

 1,244,911

 598,500

 Trader Corp., First Lien 2017 Refinancing Term Loan, 4.545%

 (LIBOR + 325 bps), 9/28/23

 598,500

 $7,149,645

 Total Media

 $35,402,275

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%

 Biotechnology - 0.5%

 897,797

 Alkermes, Inc., 2021 Term Loan, 3.97% (LIBOR + 275 bps), 9/25/21

 $904,531

 448,875

 Lantheus Medical Imaging, Inc., Initial Term Loan, 5.739%

 (LIBOR + 450 bps), 6/30/22

 452,054

 $1,356,585

 Life Sciences Tools & Services - 1.3%

 1,750,000(d)

 Albany Molecular Research, Inc., First Lien Initial Term Loan, 8/30/24

 $1,753,829

 1,000,000(d)

 Albany Molecular Research, Inc., Second Lien Initial Term Loan, 8/30/25

 1,015,625

 432,017

 Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 3.989% (LIBOR + 275 bps), 5/20/21

 435,411

 900,000

 Explorer Holdings, Inc., Initial Term Loan, 5.061% (LIBOR + 375 bps), 5/2/23

 906,188

 $4,111,053

 Pharmaceuticals - 1.5%

 213,915

 Concordia Healthcare Corp., Initial Dollar Term Loan, 5.484% (LIBOR + 425 bps), 10/21/21

 $153,217

 1,610,000

 Endo Luxembourg Finance Company I S.a.r.l., Initial Term Loan, 5.5% (LIBOR + 425 bps), 4/29/24

 1,619,774

 897,750

 Horizon Pharma, Inc., Second Amendment Refinancing Term Loan, 5.0% (LIBOR + 375 bps), 3/29/24

 905,465

 608,269

 Mallinckrodt International Finance SA, 2017 Term B Loan, 4.046% (LIBOR + 275 bps), 9/24/24

 609,828

 300,000(d)

 Parexel International Corp., Term Loan B, 8/9/24

 300,938

 1,042,939

 Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 5.99% (LIBOR + 475 bps), 4/1/22

 1,061,456

 $4,650,678

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $10,118,316

 REAL ESTATE - 2.3%

 Diversified REIT - 0.2%

 446,631

 ESH Hospitality, Inc., Repriced Term Loan, 3.739% (LIBOR + 250 bps), 8/30/23

 $448,802

 Hotel & Resort REIT - 0.4%

 1,347,938

 MGM Growth Properties Operating Partnership LP, Term B Loan, 3.489% (LIBOR + 225 bps), 4/25/23

 $1,352,572

 Real Estate Services - 0.4%

 1,175,359

 GCA Services Group, Inc., Term Loan, 7.492%

 (LIBOR/PRIME + 475/375 bps), 3/1/23

 $1,187,847

 Principal

 Amount

 USD ($)

 Value

 Retail REITs - 0.7%

 1,987,388

 DTZ US Borrower LLC, First Lien Initial Term Loan, 4.564%

 (LIBOR + 325 bps), 11/4/21

 $1,995,117

 85,106

 DTZ US Borrower LLC, Second Lien Initial Term Loan, 9.561%

 (LIBOR + 825 bps), 11/4/22

 85,461

 $2,080,578

 Specialized REIT - 0.6%

 1,960,212

 Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.239% (LIBOR + 300 bps), 10/24/22

 $1,898,344

 Total Real Estate

 $6,968,143

 RETAILING - 4.0%

 Apparel Retail - 0.5%

 518,433

 Hudson's Bay Co., Term Loan B, 4.546% (LIBOR + 325 bps), 9/30/22

 $499,478

 1,213,486

 Men's Wearhouse, Inc., Term Loan B, 4.77% (LIBOR + 350 bps), 6/18/21

 1,164,947

 $1,664,425

 Automotive Retail - 0.7%

 1,058,796

 AWAS Finance Luxembourg 2012 SA, Term Loan, 4.06%

 (LIBOR + 275 bps), 7/16/18

 $1,060,119

 1,100,800

 CWGS Group LLC, Term Loan, 4.981% (LIBOR + 375 bps), 11/8/23

 1,111,120

 $2,171,239

 Department Stores - 0.3%

 450,000(d)

 Archroma Finance S.a.r.l., First Lien Facility B2, 7/29/24

 $453,375

 496,815

 J.C. Penney Corp., Inc., Term Loan, 5.568% (LIBOR + 425 bps), 6/23/23

 491,071

 $944,446

 Home Improvement Retail - 0.5%

 1,409,550

 Apex Tool Group LLC, Term Loan, 4.5% (LIBOR + 325 bps), 1/31/20

 $1,359,041

 Specialty Stores - 2.0%

 747,926

 Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.984% (LIBOR + 275 bps), 1/30/23

 $747,258

 726,766

 Party City Holdings, Inc., 2016 Replacement Term Loan, 4.319%

 (LIBOR + 300 bps), 8/19/22

 728,753

 2,453,218

 PetSmart, Inc., Tranche B-2 Term Loan, 4.24% (LIBOR + 300 bps), 3/11/22

 2,172,938

 2,500,000(d)

 Staples, Inc., Term Loan B, 8/15/24

 2,486,125

 $6,135,074

 Total Retailing

 $12,274,225

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%

 Semiconductor Equipment - 1.0%

 307,219

 Entegris, Inc., New Tranche B Term Loan, 3.489% (LIBOR + 225 bps), 4/30/21

 $309,267

 1,729,269

 MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 3.481% (LIBOR + 225 bps), 5/17/24

 1,728,189

 249,370

 Micron Technology, Inc., Term Loan, 3.8% (LIBOR + 250 bps), 4/26/22

 251,476

 272,962

 MKS Instruments, Inc., Tranche B-3 Term Loan, 3.489%

 (LIBOR + 225 bps), 5/1/23

 275,635

 500,000

 Versum Materials, Inc. (fka Versum Materials LLC), Term Loan, 3.796% (LIBOR + 250 bps), 9/29/23

 503,646

 $3,068,213

 Semiconductors - 0.8%

 500,000

 Bright Bidco BV (aka Lumileds LLC), First Lien Term B Loan, 5.796% (LIBOR + 450 bps), 6/30/24

 $505,729

 303,616

 Microsemi Corp., Term B Loan, 3.553% (LIBOR + 225 bps), 1/15/23

 304,818

 1,197,438

 Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.046% (LIBOR + 475 bps), 3/31/22

 1,200,680

 590,800

 ON Semiconductor Corp., 2017 New Replacement Term Loan, 3.489% (LIBOR + 225 bps), 3/31/23

 593,285

 $2,604,512

 Total Semiconductors & Semiconductor Equipment

 $5,672,725

 SOFTWARE & SERVICES - 9.9%

 Application Software - 2.7%

 933,463

 Applied Systems, Inc., First Lien Term Loan, 4.546% (LIBOR + 325 bps), 1/25/21

 $942,700

 972,794

 Applied Systems, Inc., Second Lien Term Loan, 7.796%

 (LIBOR + 650 bps), 1/24/22

 984,752

 597,000

 Greeneden US Holdings I LLC, Tranche B-2 Dollar Term Loan, 5.007% (LIBOR + 375 bps), 12/1/23

 601,166

 764,829

 Infor (US), Inc. (fka Lawson Software, Inc.), Tranche B-6 Term Loan, 4.046% (LIBOR + 275 bps), 2/1/22

 763,873

 510,283

 Quest Software US Holdings, Inc., First Lien Initial Term Loan, 7.257% (LIBOR + 600 bps), 10/31/22

 518,788

 Principal

 Amount

 USD ($)

 Value

 Application Software - (continued)

 1,714,134

 STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.546%

 (LIBOR + 525 bps), 6/30/22

 $1,666,996

 1,421,438

 Synchronoss Technologies, Inc., Initial Term Loan, 5.757%

 (LIBOR + 450 bps), 1/19/24

 1,416,107

 1,331,639

 Verint Systems, Inc., Initial Term Loan, 3.561% (LIBOR + 225 bps), 6/28/24

 1,336,632

 $8,231,014

 Data Processing & Outsourced Services - 1.3%

 298,477

 Black Knight InfoServ LLC, Term B Loan, 3.5% (LIBOR + 225 bps), 5/27/22

 $299,596

 1,753,336

 First Data Corp., 2022D New Dollar Term Loan, 3.486%

 (LIBOR + 225 bps), 7/8/22

 1,754,323

 1,211,011

 First Data Corp., 2024 New Dollar Term Loan, 3.736%

 (LIBOR + 250 bps), 4/26/24

 1,213,206

 742,500

 WEX, Inc., Term B-2 Loan, 3.989% (LIBOR + 275 bps), 6/30/23

 749,063

 $4,016,188

 Home Entertainment Software - 0.4%

 1,241,064

 MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-2 Term Loan, 3.811% (LIBOR + 250 bps), 11/19/21

 $1,243,197

 97,000

 MA FinanceCo., LLC (aka Micro Focus International Plc), Tranche B-3 Term Loan, 3.981% (LIBOR + 275 bps), 6/21/24

 97,031

 $1,340,228

 Internet Software & Services - 1.5%

 954,270

 Avast Holding BV, Initial Refinancing Dollar Term Loan, 4.503%

 (LIBOR + 325 bps), 9/30/23

 $961,824

 662,400

 Blucora, Inc., Initial Term Loan, 5.037% (LIBOR + 375 bps), 5/22/24

 667,920

 908,093

 Match Group, Inc. (fka The Match Group, Inc.), Additional Term B-1 Loan, 3.809% (LIBOR + 250 bps), 8/15/22

 916,039

 1,895,875

 Rackspace Hosting, Inc., First Lien 2017 Refinancing Term B Loan, 4.31% (LIBOR + 300 bps), 11/3/23

 1,900,812

 $4,446,595

 IT Consulting & Other Services - 2.7%

 774,634

 Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 3.481% (LIBOR + 225 bps), 6/30/23

 $778,314

 1,231,386

 Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.989%

 (LIBOR + 475 bps), 4/28/21

 1,149,422

 999,917

 Evergreen Skills Lux S.a.r.l., Second Lien Initial Term Loan, 9.489% (LIBOR + 825 bps), 4/28/22

 821,599

 998,926

 Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Initial Term Loan, 3.739% (LIBOR + 250 bps), 2/15/24

 1,003,047

 472,628

 Kronos, Inc., First Lien Incremental Term Loan, 4.812%

 (LIBOR + 350 bps), 11/1/23

 477,139

 500,000

 Project Silverback Holdings Corp., First Lien Initial Term Loan, 5.316% (LIBOR + 400 bps), 8/21/24

 501,875

 700,000

 Rocket Software, Inc., Second Lien Term Loan, 10.796%

 (LIBOR + 950 bps), 10/14/24

 705,688

 492,006

 Science Applications International Corp., Incremental Tranche B Term Loan, 3.813% (LIBOR + 250 bps), 5/4/22

 495,696

 1,350,938

 Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.813%

 (LIBOR + 550 bps), 9/18/21

 1,351,275

 1,100,000

 Tempo Acquisition LLC, Initial Term Loan, 4.232% (LIBOR + 300 bps), 5/1/24

 1,103,896

 $8,387,951

 Systems Software - 1.3%

 1,890,799

 EZE Software Group LLC, First Lien Term B-2 Loan, 4.296%

 (LIBOR + 300 bps), 4/6/20

 $1,900,253

 324,234

 Ivanti Software, Inc. (fka LANDesk Group, Inc.), First Lien Term Loan, 5.49% (LIBOR + 425 bps), 1/20/24

 322,005

 1,232,351

 Rovi Solutions Corp., Term B Loan, 3.74% (LIBOR + 250 bps), 7/2/21

 1,238,205

 653,000

 Seattle Spinco, Inc. (aka Micro Focus International Plc), Initial Term Loan, 4.03% (LIBOR + 275 bps), 6/21/24

 653,204

 $4,113,667

 Total Software & Services

 $30,535,643

 TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%

 Communications Equipment - 0.1%

 438,500

 Commscope, Inc., Tranche 5 Term Loan, 3.296% (LIBOR + 200 bps), 12/29/22

 $440,692

 Electronic Components - 0.2%

 653,600

 Generac Power Systems, Inc., 2017 New Term Loan, 3.549%

 (LIBOR + 225 bps), 5/31/23

 $655,778

 Principal

 Amount

 USD ($)

 Value

 Electronic Manufacturing Services - 0.5%

 1,832,108

 4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 5.731% (LIBOR + 450 bps), 5/8/20

 $1,612,255

 Technology Distributors - 0.6%

 788,938

 CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 3.3% (LIBOR + 200 bps), 8/17/23

 $792,637

 950,170

 SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-1 Loan, 3.489% (LIBOR + 225 bps), 7/8/22

 955,441

 49,553

 SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-2 Loan, 3.489% (LIBOR + 225 bps), 7/8/22

 49,828

 $1,797,906

 Technology Hardware, Storage & Peripherals - 1.0%

 1,240,641

 Dell International LLC (EMC Corp.), New Term Loan B, 3.74%

 (LIBOR + 250 bps), 9/7/23

 $1,247,066

 880,294

 Diebold Nixdorf, Inc. (fka Diebold, Inc.), New Dollar Term B Loan, 4.0% (LIBOR + 275 bps), 11/6/23

 881,761

 792,020

 Western Digital Corp., US Term B-2 Loan, 3.984% (LIBOR + 275 bps), 4/29/23

 798,641

 $2,927,468

 Total Technology Hardware & Equipment

 $7,434,099

 TELECOMMUNICATION SERVICES - 3.8%

 Integrated Telecommunication Services - 2.0%

 1,750,000

 CenturyLink, Inc., Initial Term B Loan, 2.75% (Ticking Fee + 275 bps), 1/31/25

 $1,713,906

 241,272(d)

 Cincinnati Bell, Inc., Term Loan, 8/16/24

 241,925

 600,000

 Frontier Communications Corp., Term B-1 Loan, 4.99%

 (LIBOR + 375 bps), 6/15/24

 573,141

 959,290

 GCI Holdings, Inc., New Term B Loan, 3.494% (LIBOR + 225 bps), 2/2/22

 963,487

 1,243,406

 Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.485%

 (LIBOR + 225 bps), 2/22/24

 1,244,572

 306,529

 Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 4.75% (LIBOR + 350 bps), 4/30/20

 309,977

 250,000(d)

 Securus Technologies Holdings, Inc., Second Lien Term Loan, 6/20/25

 251,719

 250,000(d)

 Securus Technologies Holdings, Inc., Term Loan, 6/20/24

 252,813

 612,273

 Windstream Services LLC (fka Windstream Corp.), 2016 Term Loan Tranche B-6, 5.23% (LIBOR + 400 bps), 3/29/21

 562,781

 $6,114,321

 Wireless Telecommunication Services - 1.8%

 2,520,163

 Altice US Finance I Corp., March 2017 Refinancing Term Loan, 3.484% (LIBOR + 225 bps), 7/28/25

 $2,523,051

 325,000

 Digicel International Finance, Ltd., First Lien Initial Term B Loan, 5.07% (LIBOR + 375 bps), 5/27/24

 328,555

 720,343

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 4.0%

 (LIBOR + 275 bps), 6/30/19

 718,542

 2,069,813

 Sprint Communications, Inc., Initial Term Loan, 3.75%

 (LIBOR + 250 bps), 2/2/24

 2,075,635

 $5,645,783

 Total Telecommunication Services

 $11,760,104

 TRANSPORTATION - 4.6%

 Airlines - 2.8%

 840,000

 Air Canada, Refinanced Term Loan, 3.46% (LIBOR + 225 bps), 10/6/23

 $845,425

 2,881,181

 American Airlines, Inc., 2017 Replacement Term Loan, 3.234%

 (LIBOR + 200 bps), 6/27/20

 2,886,419

 1,254,938

 American Airlines, Inc., Class B Term Loan, 3.727% (LIBOR + 250 bps), 12/14/23

 1,260,232

 2,079,000

 American Airlines, Inc., Replacement Class B Term Loan, 3.734% (LIBOR + 250 bps), 4/28/23

 2,088,674

 1,432,500

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.729% (LIBOR + 250 bps), 10/18/18

 1,443,916

 240,023

 United Air Lines, Inc., Class B Term Loan, 3.561% (LIBOR + 225 bps), 4/1/24

 241,403

 $8,766,069

 Marine - 0.8%

 1,614,196

 Commercial Barge Line Co., Initial Term Loan, 9.989%

 (LIBOR + 875 bps), 11/12/20

 $1,296,401

 1,234,375

 Navios Maritime Partners LP, Initial Term Loan, 6.23%

 (LIBOR + 500 bps), 9/14/20

 1,232,447

 $2,528,848

 Trucking - 1.0%

 400,760

 PODS LLC, Tranche B-2 Term Loan, 4.481% (LIBOR + 325 bps), 2/2/22

 $403,640

 772,000

 Syncreon Global Finance, Inc., Term Loan, 5.546% (LIBOR + 425 bps), 10/28/20

 665,207

 Principal

 Amount

 USD ($)

 Value

 Trucking - (continued)

 1,965,838

 YRC Worldwide, Inc., Tranche B-1 Term Loan, 9.739%

 (LIBOR + 850 bps), 7/26/22

 $1,950,111

 $3,018,958

 Total Transportation

 $14,313,875

 UTILITIES - 3.4%

 Electric Utilities - 1.9%

 1,238,868

 APLH Holdings, Ltd., Partnership, Term Loan, 5.489% (LIBOR + 425 bps), 4/13/23

 $1,249,191

 2,160,000

 Calpine Construction Finance Co., LP, Term B-1 Loan, 3.49%

 (LIBOR + 225 bps), 5/3/20

 2,162,026

 239,552

 Helix Gen Funding LLC, Term Loan, 4.96% (LIBOR + 375 bps), 6/3/24

 242,380

 566,386

 Talen Energy Supply LLC, Term B-1 Loan, 5.239% (LIBOR + 400 bps), 7/15/23

 558,362

 1,063,925

 TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 4.989%

 (LIBOR + 375 bps), 10/2/23

 1,067,579

 102,143

 Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term C Loan, 3.982% (LIBOR + 275 bps), 8/4/23

 102,356

 445,618

 Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 3.987% (LIBOR + 275 bps), 8/4/23

 446,546

 $5,828,440

 Independent Power Producers & Energy Traders - 1.4%

 1,626,800

 Calpine Corp., Term Loan B, 4.05% (LIBOR + 275 bps), 1/15/24

 $1,625,895

 1,195,525

 NRG Energy, Inc., Term Loan, 3.546% (LIBOR + 225 bps), 6/30/23

 1,196,927

 1,551,434

 TerraForm AP Acquisition Holdings LLC, Term Loan, 5.796%

 (LIBOR + 450 bps), 6/27/22

 1,586,341

 $4,409,163

 Multi-Utilities - 0.1%

 412,668

 EFS Cogen Holdings I LLC, Term B Advance, 4.8% (LIBOR + 350 bps), 6/28/23

 $416,666

 Total Utilities

 $10,654,269

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $418,517,561)

 $415,428,508

 CORPORATE BONDS & NOTES - 6.1% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.3%

 Auto Parts & Equipment - 0.3%

 1,000,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $980,000

 Total Automobiles & Components

 $980,000

 BANKS - 0.4%

 Diversified Banks - 0.4%

 1,100,000(g)(h)

 BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)

 $1,203,125

 Total Banks

 $1,203,125

 CAPITAL GOODS - 0.3%

 Trading Companies & Distributors - 0.3%

 900,000

 United Rentals North America, Inc., 4.625%, 7/15/23

 $939,663

 Total Capital Goods

 $939,663

 ENERGY - 0.6%

 Oil & Gas Exploration & Production - 0.3%

 500,000

 Gulfport Energy Corp., 6.625%, 5/1/23

 $497,500

 419,000

 WPX Energy, Inc., 7.5%, 8/1/20

 452,520

 $950,020

 Oil & Gas Storage & Transportation - 0.3%

 800,000(a)

 Golar LNG Partners LP, 7.565% (3 Month USD LIBOR + 625 bps), 5/15/21 (144A)

 $796,008

 Total Energy

 $1,746,028

 HEALTH CARE EQUIPMENT & SERVICES - 0.3%

 Health Care Facilities - 0.3%

 200,000

 CHS/Community Health Systems, Inc., 6.25%, 3/31/23

 $201,500

 1,000,000

 CHS/Community Health Systems, Inc., 6.875%, 2/1/22

 828,750

 Total Health Care Equipment & Services

 $1,030,250

 INSURANCE - 1.6%

 Reinsurance - 1.6%

 500,000(a)

 Alamo Re, Ltd., 5.795% (3 Month Treasury Bill + 481 bps), 6/7/18 (144A) (Cat Bond)

 $500,200

 400,000(c)(i)(j)

 Berwick Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18

 19,000

 250,000(c)(i)(j)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 27,050

 250,000(c)(i)(j)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 259,825

 Principal

 Amount

 USD ($)

 Value

 Reinsurance - (continued)

 250,000(c)(i)(j)

 Gleneagles Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 $     29,300

 400,000(c)(i)(j)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 8,720

 400,000(c)(i)(j)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/21

 432,040

 400,000(a)

 Kilimanjaro II Re, Ltd., 7.148% (6 Month USD LIBOR + 600 bps), 4/20/21 (144A) (Cat Bond)

 410,480

 250,000(a)

 Kilimanjaro Re, Ltd., Series 2015-1, Class D, 10.238%

 (3 Month Treasury Bill + 925 bps), 12/6/19 (144A) (Cat Bond)

 259,750

 250,000(a)

 Kilimanjaro Re, Ltd., Series 2015-1, Class E, 7.738%

 (3 Month Treasury Bill + 675 bps), 12/6/19 (144A) (Cat Bond)

 254,800

 250,000(c)(i)(j)

 Madison Re, Variable Rate Notes, 3/31/19

 15,875

 400,000(c)(i)(j)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20

 26,440

 400,000(c)(i)(j)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2017-1, Variable Rate Notes, 11/30/21

 418,160

 400,000(c)(i)(j)

 Pinehurst Segregated Account (Artex SAC, Ltd.), Variable Rate Notes,  1/16/18

 392,360

 300,000(c)(i)(j)

 Resilience Re, Ltd., Variable Rate Notes, 4/6/18

 285,060

 300,000(c)(i)(j)

 Resilience Re, Ltd., Variable Rate Notes, 1/8/19 (144A)

 300,000

 350,000(c)(i)(j)

 Resilience Re, Ltd., Variable Rate Notes, 4/7/19

 7,525

 400,000(c)(i)(j)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/18

 56,240

 400,000(c)(i)(j)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/1/19

 424,767

 347,597(c)(i)(j)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/1/19

 353,022

 300,000(c)(i)(j)

 Sunningdale 2017 Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 1/16/18

 288,900

 250,000(a)

 Ursa Re, Ltd., 3.5% (ZERO + 350 bps), 5/27/20 (144A) (Cat Bond)

 250,600

 Total Insurance

 $5,020,114

 MATERIALS - 0.3%

 Commodity Chemicals - 0.3%

 758,000

 Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)

 $788,320

 Total Materials

 $788,320

 MEDIA - 0.7%

 Broadcasting - 0.1%

 300,000

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 $313,125

 Cable & Satellite - 0.6%

 750,000

 Hughes Satellite Systems Corp., 5.25%, 8/1/26

 $786,563

 1,000,000

 Sirius XM Radio, Inc., 3.875%, 8/1/22 (144A)

 1,017,500

 $1,804,063

 Total Media

 $2,117,188

 RETAILING - 0.1%

 Automotive Retail - 0.1%

 208,000

 Penske Automotive Group, Inc., 3.75%, 8/15/20

 $212,139

 Total Retailing

 $212,139

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%

 Semiconductor Equipment - 0.2%

 750,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $780,938

 Total Semiconductors & Semiconductor Equipment

 $780,938

 TELECOMMUNICATION SERVICES - 0.5%

 Integrated Telecommunication Services - 0.5%

 500,000

 CenturyLink, Inc., 6.45%, 6/15/21

 $523,125

 1,000,000

 Frontier Communications Corp., 10.5%, 9/15/22

 900,000

 Total Telecommunication Services

 $1,423,125

 TRANSPORTATION - 0.4%

 Airlines - 0.4%

 365,000

 Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)

 $371,387

 1,000,000

 Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.875%, 2/15/19 (144A)

 976,250

 Total Transportation

 $1,347,637

 UTILITIES - 0.4%

 Independent Power Producers & Energy Traders - 0.4%

 1,125,000

 NRG Energy, Inc., 6.25%, 7/15/22

 $1,178,438

 Total Utilities

 $1,178,438

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $18,215,856)

 $18,766,965

 Principal

 Amount

 USD ($)

 Value

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0% of Net Assets

 8,980,000(a)

 U.S. Treasury Notes, 1.213% (3 Month Treasury Yield + 19 bps), 4/30/18

 $8,992,050

 3,365,000(a)

 U.S. Treasury Notes, 1.295% (3 Month Treasury Yield + 27 bps), 1/31/18

 3,369,081

 $12,361,131

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $12,352,492)

 $12,361,131

 Shares

 EXCHANGE-TRADED FUNDS - 1.7% of Net Assets

 DIVERSIFIED FINANCIALS - 1.7%

 Asset Management & Custody Banks - 0.6%

 40,000

 BlackRock Floating Rate Income Strategies Fund, Inc.

 $564,000

 30,000

 Eaton Vance Floating-Rate Income Trust

 440,400

 50,000

 First Trust Senior Floating Rate Income Fund II

 668,000

 50,000

 Invesco Senior Income Trust

 222,000

 $1,894,400

 Other Diversified Financial Services - 1.1%

 27,000

 iShares iBoxx $ High Yield Corporate Bond ETF

 $2,392,200

 42,000

 PowerShares Senior Loan Portfolio

 971,880

 $3,364,080

 Total Diversified Financials

 $5,258,480

 TOTAL EXCHANGE-TRADED FUNDS

 (Cost  $5,127,287)

 $5,258,480

 COMMON STOCKS - 0.2% of Net Assets

 CONSUMER DURABLES & APPAREL - 0.1%

 Homebuilding - 0.1%

 31,348(k)

 WAICCS Las Vegas 3 LLC

 $100,000

 Total Consumer Durables & Apparel

 $100,000

 HEALTH CARE EQUIPMENT & SERVICES - 0.0%†

 Health Care Technology - 0.0%†

 209,625(b)(c)(k)

 Medical Card System, Inc.

 $        2,096

 Total Health Care Equipment & Services

 $        2,096

 MEDIA - 0.0%†

 Publishing - 0.0%†

 1,242(k)

 Solocal Group SA

 $        1,313

 Total Media

 $        1,313

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†

 Biotechnology - 0.0%†

 2,454(k)

 Progenics Pharmaceuticals, Inc.

 $     16,515

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $     16,515

 RETAILING - 0.0%†

 Computer & Electronics Retail - 0.0%†

 91,346(b)(c)(k)

 Targus Cayman SubCo., Ltd.

 $     88,606

 Total Retailing

 $     88,606

 TRANSPORTATION - 0.1%

 Air Freight & Logistics - 0.1%

 710(k)

 CEVA Holdings LLC

 $225,075

 Airlines - 0.0%†

 732(k)

 Delta Air Lines, Inc.

 $     34,543

 Total Transportation

 $259,618

 UTILITIES - 0.0%†

 Independent Power Producers & Energy Traders - 0.0%†

 775

 NRG Energy, Inc.

 $     19,305

 Total Utilities

 $     19,305

 TOTAL COMMON STOCKS

 (Cost  $1,519,027)

 $487,453

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENTS - 5.3% of Net Assets

 COMMERCIAL PAPERS - 2.4%

 1,140,000

 Bank of New York Mellon Corp., 0.98%, 9/1/17

 $1,139,964

 1,650,000

 Federation des Caisses Desjardins du Quebec, 1.08%, 9/1/17

 1,649,945

 2,335,000

 Natixis SA, 1.07%, 9/1/17

 2,334,925

 2,230,000

 Swedbank AB, 1.05%, 9/1/17

 2,229,929

 $7,354,763

 Principal

 Amount

 USD ($)

 Value

 REPURCHASE AGREEMENTS - 0.7%

 1,720,000

 $1,720,000 ScotiaBank, 1.08%, dated 8/31/17,

 plus accrued interest on 9/1/17 collateralized

 by the following:

 $362,166 Freddie Mac Giant, 3.5%, 8/1/47, $594 Federal National Mortgage Association (ARM), 2.755%, 2/1/45, $1,168,475 Federal National Mortgage Association, 3.0-4.5%, 5/1/35-1/1/47, $223,218 Government National Mortgage Associations, 3.0%, 8/20/47.

 $1,720,000

 295,000

 $295,000 TD Securities USA LLC, 1.08%, dated 8/31/17,

 plus accrued interest on 9/1/17

 collateralized by the following:

 $300,930 U.S. Treasury Notes, 1.75%, 5/31/22.

 295,000

 295,000

 $295,000 TD Securities USA LLC, 1.09%, dated 8/31/17,

 plus accrued interest on 9/1/17

 collateralized by the following:

 $300,930 U.S. Treasury Notes, 1.75%, 5/31/22.

 295,000

 $2,310,000

 TREASURY BILLS - 2.2%

 1,140,000(l)

 U.S. Treasury Bill, 9/7/17

 $1,139,833

 5,700,000(l)

 U.S. Treasury Bill, 9/21/17

 5,697,169

 $6,837,002

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $16,501,734)

 $16,501,765

 TOTAL INVESTMENTS IN SECURITIES - 151.6%

 (Cost - $472,233,957) (m)

 $468,804,302

 OTHER ASSETS AND LIABILITIES - (51.6)%

 $(159,554,484)

 NET ASSETS - 100.0%

 $309,249,818

 BPS

 Basis Point.

 LIBOR

 London Interbank Offered Rate.

 PRIME

 U.S. Federal Funds Rate.

 ZERO

 Zero Constant Index.

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2017, the value of these securities amounted to $9,202,483, or 3.0% of net assets.

 (Cat Bond)

 Catastrophe or event-linked bond. At August 31, 2017, the value of these securities amounted to $1,675,830, or 0.5% of net assets.

 †

 Amount rounds to less than 0.1%.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2017.

 (a)

 Floating rate note. The coupon rate, reference index and spread shown at August 31, 2017.

 (b)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (c)

 Securities that used significant unobservable inputs to determine their value.

 (d)

 This term loan will settle after August 31, 2017, at which time the interest rate will be determined.

 (e)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (f)

 Security is in default.

 (g)

 The interest rate is subject to change periodically. The interest rate, reference index and spread shown at August 31, 2017.

 (h)

 Security is perpetual in nature and has no stated maturity date.

 (i)

 Structured reinsurance investment. At August 31, 2017, the value of these securities amounted to $3,344,284, or 1.1% of net assets.

 (j)

 Rate to be determined.

 (k)

 Non-income producing.

 (l)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (m)

 At August 31, 2017, the net unrealized depreciation on investments based on cost for federal income tax purposes of $472,491,350 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      4,630,228

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (8,137,777)

 Net unrealized depreciation

 $                      (3,507,549)

(EMPTY)

Schedule of Investments  |  8/31/17 (unaudited)

 SWAP AGREEMENTS

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional

 Amount ($)(1)

 Obligation Entity/Index

  Pay/

  Receive

 Annual

 Fixed

 Rate

 Pay/

 Receive

 Floating Rate

 Maturity

 Date

 Premiums

 Paid/

 (Received)

 Unrealized

 Appreciation

 Market Value

 1,067,000

 Markit CDX North America High Yield Index Series 24

  Pay

 5.00%

 Receive

 3 Month Floating Rate

 6/20/20

 $64,231

 $26,625

 $90,856

 1,092,700

 Markit CDX North America High Yield Index Series 25

  Pay

 5.00%

 Receive

 3 Month Floating Rate

 12/20/20

  (10,392)

   99,035

   88,643

 $53,839

 $125,660

 $179,499

 TOTAL SWAP AGREEMENTS (Cost  $53,839)

 $179,499

 (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of August 31, 2017, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Senior Secured Floating Rate Loan Interests

 Capital Goods

 Aerospace & Defense

     $–

  $15,981,796

  $2,263,625

  $18,245,421

 Health Care Equipment & Services

 Health Care Technology

      –

   3,960,192

   731,754

   4,691,946

 All Other Senior Secured Floating Rate Loan Interests

 –

   392,491,141

 –

   392,491,141

 Corporate Bonds & Notes

 Insurance

 Reinsurance

      –

   1,675,830

   3,344,284

   5,020,114

 All Other Corporate Bonds & Notes

 –

   13,746,851

 –

   13,746,851

 U.S. Government and Agency Obligations

 –

 12,361,131

 –

 12,361,131

 Exchange-Traded Funds

 5,258,480

 –

 –

 5,258,480

 Common Stocks

 Consumer Durables & Apparel

 Homebuilding

 –

   100,000

 –

   100,000

 Health Care Equipment & Services

 Health Care Technology

 –

 –

      2,096

      2,096

 Retailing

 Computer & Electronics Retail

 –

 –

   88,606

   88,606

 Transportation

 Air Freight & Logistics

 –

   225,075

 –

   225,075

 All Other Common Stocks

   71,676

 –

 –

   71,676

 Commercial Papers

      –

   7,354,763

      –

   7,354,763

 Repurchase Agreements

      –

   2,310,000

      –

   2,310,000

 Treasury Bills

      –

   6,837,002

      –

   6,837,002

 Total Investments in Securities

  $5,330,156

  $457,043,781

  $6,430,365

  $468,804,302

 Other Financial Instruments

 Unrealized appreciation on centrally cleared credit default swap agreements

     $–

  $125,660

     $–

  $125,660

 Total Other Financial Instruments

     $–

  $125,660

     $–

  $125,660

Schedule of Investments  |  8/31/17 (unaudited)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Balance

 as of

 11/30/16

 Realized

 gain

 (loss)

 Change in

 unrealized

 appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/

 premiums

 Transfers

 in and

 out of

 Level 3*

 Balance

 as of

 8/31/17

 Senior Secured Floating Rate Loan Interests

 Capital Goods

 Aerospace & Defense

 $–

 $106

 $19,718

 $2,252,250

 $(11,375)

 $2,926

 $–

 $2,263,625

 Health Care Equipment & Services

 Health Care Technology

  731,754

           –

   (32,787)

              –

             –

  32,787

           –

  731,754

 Corporate Bonds & Notes

 Insurance

 Reinsurance

  3,255,179

           –

   37,022

  3,066,422

  (2,991,992)

  (22,347)

           –

  3,344,284

 Common Stocks

 Health Care Equipment & Services

 Health Care Technology

  2,096

           –

    –

              –

             –

           –

           –

     2,096

 Retailing

 Computer & Electronics Retail

  88,606

           –

    –

              –

             –

           –

           –

        88,606

 Total

 $4,077,635

 $106

 $23,953

 $5,318,672

 $(3,003,367)

 $13,366

 $–

 $6,430,365

 *

 Transfers are calculated on the beginning of period value. For the nine months ended August 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at 31 August, 2017: $34,890.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Floating Rate Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date October 27, 2017 * Print the name and title of each signing officer under his or her signature.